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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07597


                      	Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Tax-Free Income Fund
          SchEducationule of Investments  3/31/06

Principal
Amount                                                            Value
          MUNICIPAL BONDS - 99.0 %
          Alabama - 14.6 %
1,000,000 Alabama 21st Century Authority 5.25%, 12/1/06     $ 1,006,620
2,355,000 Alabama Agriculture and Mechanical University, 4.65 2,432,056
2,245,000 Alabama Agriculture and Mechanical, 4.55%, 11/1/09  2,305,929
2,050,000 Alabama Special Care Faculity Financing Authority,  2,089,319
2,855,000 Alabama State General Obligation, 4.0%, 9/1/08      2,880,010
8,000,000 Alabama State Public School & College Authority, 5. 8,373,760
1,095,000 Alabama Water Pollution Control Authority, 5.25%, 8 1,101,340
860,000   Alabama Water Pollution Control Authority, 5.375%,    865,366
1,840,000 Alabama Water Pollution Control Authority, 5.4%, 8/ 1,851,647
3,890,000 Alabama Water Pollution Control Authority, 5.5%, 8/ 3,916,335
4,800,000 Auburn University Alabama General Fee, 5.0%, 6/1/13 5,063,808
2,125,000 Auburn University Alabama General Fee, 5.5%, 6/1/12 2,288,561
1,235,000 Baldwin County Alabama, 5.0%, 1/1/17                1,305,197
1,340,000 Birmingham Alabama General, 4.75%, 10/1/10          1,390,103
1,040,000 Birmingham Alabama General, 4.8%, 10/1/08           1,068,579
1,430,000 Birmingham Alabama General, 4.85%, 10/1/11          1,484,154
1,440,000 Birmingham Alabama Industries Water Board, 6.2%, 7/ 1,459,382
1,045,000 Clark & Mobile County, 5.6%, 12/1/17                1,079,819
100,000   Decatur Alabama Reference Water, 2.4%, 12/1/06         99,052
210,000   Decatur Alabama Reference Water, 2.5%, 12/1/07        205,080
140,000   Decatur Alabama Reference Water, 2.5%, 12/1/07        136,720
200,000   Decatur Alabama Reference Water, 2.875%, 8/1/06       199,548
220,000   Decatur Alabama Reference Water, 2.875%, 8/1/07       217,591
905,000   Dothan Alabama Water, 5.05%, 9/1/09                   944,440
1,515,000 Dothan Alabama Water, 5.1%, 9/1/10                  1,596,810
390,000   Florence Alabama Water General 4.35%, 12/1/07         394,863
790,000   Florence Alabama Water General 4.35%, 12/1/07         799,851
405,000   Florence Alabama Water General 4.4%, 12/1/08          412,768
825,000   Florence Alabama Water General 4.4%, 12/1/08          840,824
425,000   Florence Alabama Water General 4.5%, 12/1/09          436,879
865,000   Florence Alabama Water General 4.5%, 12/1/09          889,177
445,000   Florence Alabama Water General 4.6%, 12/1/10          461,652
900,000   Florence Alabama Water General 4.6%, 12/1/10          933,678
1,025,000 Florence Alabama Water General 4.7%, 12/1/13        1,056,673
1,340,000 Florence Alabama Water, 4.0%, 9/1/13                1,340,214
1,245,000 Florence Alabama Water, 4.0%, 9/1/14                1,238,190
1,085,000 Homewood Alabama Board Education, 4.0%, 2/1/10      1,095,644
1,000,000 Homewood Alabama Board Education, 4.0%, 2/1/11      1,009,370
1,010,000 Homewood Alabama Board Education, 4.0%, 2/1/12      1,015,969
550,000   Hunstville Alabama Electric System, 4.6%, 12/1/09     566,099
660,000   Hunstville Alabama Electric System, 4.7%, 12/1/10     680,625
680,000   Hunstville Alabama Electric System, 4.8%, 12/1/11     700,550
1,445,000 Huntsville Alabama General, 4.75%, 11/1/18          1,478,264
1,895,000 Huntsville Alabama, 5.125%, 5/1/20                  2,023,614
1,000,000 Jefferson County Alabama School, 5.1%, 2/15/10      1,049,220
725,000   Madison Ala Water & Waste Water Board, 4.6%, 12/1/1   746,830
945,000   Mobile Alabama Regulations & Imports General, 0%, 2   950,311
6,165,000 Mobile County Alabama General, 5.25%, 8/1/12        6,579,596
3,440,000 Mobile County Alabama General, 5.25%, 8/1/13        3,685,238
1,895,000 Montgomery Alabama Downtown Reducation Authority, 5 1,954,693
1,530,000 Montgomery Alabama General, 5.0%, 5/1/11            1,614,104
2,545,000 Montgomery Alabama General, 5.25%, 5/1/12           2,729,385
4,125,000 Montogomery Alabama Waterwks & Sanitation Sewer, 5. 4,404,510
1,005,000 Shelby County Alabama Board Education Capital, 4.8% 1,042,878
500,000   Southeast, Alabama Gas District 5.3%, 6/1/12          533,070
310,000   University Ala Revenue Bond, 4.6%, 6/1/09             319,613
890,000   University Ala Revenue Bond, 4.6%, 6/1/09             914,306
340,000   University Ala Revenue Bond, 4.7%, 6/1/10             350,928
960,000   University Ala Revenue Bond, 4.7%, 6/1/10             985,882
395,000   University Ala Revenue Bond, 4.75%, 6/1/11            407,920
1,105,000 University Ala Revenue Bond, 4.75%, 6/1/11          1,133,299
2,185,000 University South Alabama Tuition, 4.7%, 11/15/08    2,231,125
                                                            $94,369,038
          Arkansas - 1.6 %
10,000,000North Little Rock Ark Electric, 6.5%, 7/1/10      $10,631,700
                                                            $10,631,700
          Arizona - 4.6 %
3,000,000 Arizona School Facilities Board State School, 5.5%$ 3,211,590
345,000   Maricopa County Arizona Developement Authority Heal   350,834
4,655,000 Maricopa County Arizona Industrial Development Auth 4,751,079
1,000,000 Maricopa County School District, 7.0%, 7/1/07       1,040,620
1,000,000 Maricopa County School District, 7.0%, 7/1/08       1,070,540
6,305,000 Phoenix Arizona Civic Improvement Corp., 5.25%, 7/1 6,849,185
4,000,000 Phoenix Arizona Civic Improvement Corp. District Re 3,044,480
8,005,000 Phoenix Arizona Civic Improvement Corp. District Re 6,086,522
2,400,000 Scottsdale Memorial Hospital, 5.5%, 9/1/12          2,556,624
500,000   Tempe Arizona High School District 4.5%, 7/1/11       512,375
                                                            $29,473,849
          California - 4.8 %
4,000,000 Del Mar California Race Track, 5.0%, 8/15/25      $ 4,086,880
1,000,000 Franklin-McKinley California School District, 6.0%, 1,154,010
4,525,000 Golden State Tobacco Securitization, 7.8%, 6/1/42   5,400,090
1,000,000 Golden State Tobacco Securitization, 7.875%, 6/1/42 1,197,930
3,000,000 Golden State Tobacco Securitization, 7.9%, 6/1/42   3,598,320
1,175,000 Lucia Mar  School District, 0.0%, 8/1/20              596,101
200,000   Sacramento California Municipal Utility District, 5   208,534
4,765,000 San Mateo County California Transportation District 5,049,042
                                                            $21,290,907
          Colorado - 1.8 %
30,000    Colorado Housing Finance Authority, Series A-3, 7.$    30,057
60,000    Colorado Housing Finance Authority, Series B-2, 7.4    60,459
180,000   Colorado Housing Finance Authority, Series B-3, 6.5   180,322
3,575,000 Douglas County School District Regional, 7.0%, 12/1 4,275,164
6,765,000 University of Colorado Regents ParTennesseeersip, 6 7,365,123
                                                            $11,911,125
          Connecticut - 0.2 %
1,000,000 Connecticut State Health & Educationucation, 5.5%,$ 1,069,630
                                                            $ 1,069,630
          District of Columbia - 1.5 %
8,825,000 District of Columbia Tobacco Settlement Financing $ 9,616,603
                                                            $ 9,616,603
          Florida - 2.8 %
1,760,000 Dade County Florida General Obligation, 7.7%, 10/1$ 1,925,405
1,000,000 Dade County Florida General, 7.7%, 10/1/12          1,200,440
9,550,000 Jacksonville Florida District, 5.0%, 10/01/20       9,805,176
2,450,000 Key West Florida Utility Board Electric, 6.0%, 10/1 2,766,491
40,000    Manatee County Florida 7.2%, 5/1/28                    40,400
2,060,000 Seminole County Florida Water & Sewer, 6.0%, 10/1/1 2,381,442
                                                            $18,119,354
          Georgia - 0.6 %
1,500,000 Cobb County Georgia Development Authority, 4.5%, 7$ 1,454,610
2,000,000 Georgia State, 5.75%, 8/1/17                        2,300,160
                                                            $ 3,754,770
          Hawaii - 2.1 %
10,000,000Hawaii State Department Budget & Finance 6.4%, 7/1$10,949,800
2,280,000 Hawaii State Highway, 5.0%, 7/1/18                  2,414,885
                                                            $13,364,685
          Illinois - 7.9 %
4,485,000 Chicago Board of Educationucation 5.75%, 12/1/27  $ 4,726,921
515,000   Chicago Board of Educationucation 5.75%, 12/1/27      542,779
500,000   Chicago Illinois Metropolitain Water Reclamation 5.   532,910
495,000   Chicago Illinois Tax Increment 5.0%, 11/15/10         512,256
5,000,000 Chicago Illinios Reference General, 5.0%, 1/1/15    5,327,750
240,000   Chicago Illinois Single Family Mortgage, 6.45%, 9/1   247,584
5,000,000 Illinois Finance Authority, 5.0%, 4/01/31           5,082,650
5,000,000 Illinois Finance Authority, 5.0%, 4/1/36            5,062,850
835,000   Illinois Health Facilities Authority Revenue, 6.7%,   835,017
1,145,000 Illinois Housing Development Authority Revenue Multi-Family Housing,
          7.0%, 7/1/23                                        1,471,050
10,000,000Illinois State Toll Highway Authority, 5.0%, 1/1/1810,575,900
1,735,000 Kane County Illinois School District #129 Aurora We 1,952,378
1,000,000 Kane County Illinois School District #129 Aurora We 1,125,290
4,780,000 Metropolitan Pier & Exposition Authority Education
          State Tax Revenue, 8.5%, 6/15/06                    4,827,609
190,000   Metropolitan Pier & Exposition Authority Education
          State Tax Revenue, 8.5%, 6/15/06                      191,830
3,385,000 Metropolitan Pier & Exposition Authority Education
           State Tax Revenue, 8.5%, 6/15/06                   3,418,782
3,000,000 University of Illinois Revenue, 5.75%, 1/15/16      3,215,370
3,000,000 Will County Illinois Forest Presvation District, 0% 1,684,440
                                                            $51,333,366
          Indiana - 2.5 %
5,000,000 Indiana Health & Educationl Facilities Authority, $ 4,992,000
1,250,000 Indiana State Development Finance, 5.75%, 10/1/11   1,294,900
170,000   Indiana State Housing Finance, Single Family Mortga   170,634
1,000,000 Indiana University Revenue, 5.8%, 11/15/10          1,083,520
1,400,000 Indianapolis Local Public Improvement Board Board R 1,600,592
3,400,000 Indianapolis Local Public Improvement Board Revenue 3,892,048
1,000,000 Lawrence Township Metropolitan School District Reve 1,158,760
2,000,000 Sarah Scott Middle School Revenue, 5.75%, 1/15/19   2,073,140
                                                            $16,265,594
          Kentucky - 0.4 %
2,000,000 Carrollton & Henders, 5.0%, 1/1/09                $ 2,064,640
500,000   Kentucky Economic Development Finance, 6.25%, 10/1/   534,470
                                                            $ 2,599,110
          Lousiana - 0.4 %
1,085,000 Lousiana Local Government Environmental Community,$ 1,156,360
500,000   Louisiana Public Facilities Authority, 5.0%, 7/1/31   504,355
1,060,000 Louisiana Public Facilities Authority Revenue, 6.25 1,063,572
                                                            $ 2,724,287
          Massachusetts - 3.4 %
1,000,000 Attleboro Massachusetts, 4.0%, 11/15/14           $   998,160
2,000,000 Massachusetts Health & Educationucational Facilites Authority Revenue,
           6.625%, 7/1/32                                     2,174,680
5,290,000 Massachusetts Health & Educationucational Facilites 5,704,524
1,000,000 Massachusetts Health & Educationucational Facilities Authority
Revenue,
          6.0%, 7/1/18                                        1,093,960
1,000,000 Massachusetts Health & Educationucational Facilities Authority
Revenue,
           6.75%, 7/1/16                                      1,109,270
2,000,000 Massachusetts Health & Educationucational Facilitie 2,187,940
2,500,000 Massachusetts Health & Educationucational Facilitie 2,560,950
1,250,000 Massachusetts Health & Educationucational Facilties 1,342,750
1,145,000 Massachusetts Health & Educationucational Facitilti 1,204,895
          6.25%, 10/1/31
1,500,000 Massachusetts State Development Finance Agency, 6.3 1,674,210
1,580,000 Tantasqua Massachusetts Regional School District, 5 1,678,181
                                                            $21,729,520
          Maryland - 1.0 %
2,045,000 Prince Georges County Maryland General, 5.0%, 12/1$ 2,189,254
4,175,000 Prince Georges County Maryland General, 5.0%, 12/1/ 4,469,505
                                                            $ 6,658,759
          Maine - 0.0 %
300,000   Maine Municapal Bond Bank, 5.0%, 11/1/09          $   312,522
                                                            $   312,522
          Michigan - 2.0 %
1,500,000 John Tolfree Health System, 6.0%, 9/15/23         $ 1,528,635
3,230,000 Michigan State Hospital Finance Authority, 5.5%, 11 3,452,127
400,000   Michigan State Trunk Line, 5.5%, 11/1/10              429,612
4,000,000 Michigan State Hospital Finance Authority, 6.0%, 2/ 4,000,800
6,485,000 Wayne Charter County Special, 6.75%, 12/1/15        3,567,399
                                                            $12,978,573
          Minnesota - 1.5 %
2,175,000 Centennial Indpendent School District, 5.6%, 2/1/0$ 2,211,953
5,000,000 Becker, Minnesota Pollution Control Revenue Northern States Power
          A"" Conversions 8.5%, 4/1/30                        6,273,700
1,000,000 Laurentian Energy Authority Minnesota Cogeneration, 1,003,970
                                                            $ 9,489,623
          Missouri - 0.1 %
430,000   Missouri State Housing Development Common Mortgage Revenue,
          Single Family, Series B-2, 6.4%, 3/1/29           $   444,783
                                                            $   444,783
          Mississippi - 1.4 %
6,000,000 Lowndes County Mississippi Solid Waste Disposal & Pollution Control
Revenue,
           6.8%, 4/1/22                                     $ 7,213,200
1,800,000 Columbus Mississippi Individuall Development Revenu 1,913,220
                                                            $ 9,126,420
          Montana - 0.1 %
500,000   Forsyth Pollution Control Revenue, 5.2%, 5/1/33   $   512,455
                                                            $   512,455
          North Carolina - 1.8 %
6,000,000 Charlotte-Mecklenburg Hospital Authority, 5.0%, 1/$ 6,092,100
135,000   Charlotte North Carolina Special Facilities Revenue   120,510
5,000,000 North Carolina Capital, 5.0%, 10/1/41               5,166,550
                                                            $11,379,160
          North Dakota - 0.2 %
705,000   North Dakota State Housing Finance Agency Revenue,$   720,073
430,000   North Dakota State Housing Finance Agency Revenue,    434,266
                                                            $ 1,154,339
          Nebraska - 0.9 %
4,256,357 Energy America Nebraska Natural Gas Revenue, 5.45%$ 4,249,505
1,325,000 Municipal Energy Agency, 6.0%, 4/1/08               1,383,751
                                                            $ 5,633,256
          New Hampshire - 1.2 %
4,000,000 Manchester New Hampshire School Revenue, 5.5%,  6/$ 4,367,840
1,250,000 New Hampshire Health & Educationucation Facilities Authority Revenue,
          5.75%, 10/1/31                                      1,324,513
2,000,000 New Hampshire Health & Educationucational Facilities Authority
Revenue,
          5.75%, 7/1/22                                       2,104,080
215,000   New Hampshire State Housing Finance Authority, 6.12   215,890
                                                            $ 8,012,323
          New Jersey - 2.7 %
5,185,000 New Jersey Economic Development Authority Special Facility
          Revenue, 7.0%, 11/15/30                           $ 5,278,123
5,000,000 New Jersey State Highway Authority, 5.5%, 1/1/13    5,476,650
5,215,000 Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/ 5,835,116
1,000,000 Tobacco Settlement Financing Corp., NJ, 6.25%, 6/1/ 1,080,680
                                                            $17,670,569
          New York - 2.4 %
1,000,000 Albany Individual Development, 6.0%, 7/1/19       $ 1,062,580
400,000   Metropolitan Transportation Authority New york, 5.5   437,080
2,000,000 New York NY City Transportation Finance Authority Revenue,
          Floating Rate, 11/1/26                              2,155,020
6,900,000 New York City, New York, Industrial, 6.9%, 8/1/24   6,555,828
5,000,000 New York State Dormitory Authority Lease Revenue, 5 5,502,900
                                                            $15,713,408
          Ohio - 2.6 %
2,870,000 Cleveland Ohio General Obligation, 5.75%, 8/1/13  $ 3,197,324
9,700,000 Ohio State Higher Education Capital Facility, 5.2%,10,217,883
400,000   Ohio State Building Authority Revenue, 5.5%, 10/1/1   432,640
500,000   Ohio State Building Authority Revenue, 6.0%, 10/1/0   527,345
1,000,000 University of Cincinnati, 5.75%,  6/1/18            1,101,690
1,000,000 University of Cincinnati, 5.75%, 6/1/19             1,101,690
                                                            $16,578,572
          Oklahoma - 0.6 %
1,530,000 Moore Oklahoma General Obligation, 5.75%, 4/1/12  $ 1,668,174
2,220,000 Tulsa Municipal Airport Revenue, 6.25%, 6/1/20      2,206,169
                                                            $ 3,874,343
          Oregon - 1.9 %
1,165,000 Jackson County School District No. 4, 5.5%, 6/15/1$ 1,260,763
500,000   Klamath Falls Inter-Community Hospital Authority Re   535,590
1,000,000 Portland Urband Development, 5.75%  6/15/08         1,084,860
2,365,000 Salem Oregon General Obligation, 4.45%, 12/1/10     2,417,574
1,650,000 Wasco County School District, 5.5%, 6/15/19         1,862,042
5,285,000 Washington County Oregon Criminal Justice, 5.0%, 12 5,395,932
                                                            $12,556,761
          Pennsylvania - 3.6 %
4,000,000 Allentown Pennsylvania Area Hospital Authority, 6.$ 3,987,240
1,000,000 Columbia County Pensylvania Hospital Authority, 5.8   916,080
5,000,000 Delaware County Pennsylvania Industrial Development Authority Revenue,
          6.2%, 7/1/19                                        5,143,050
10,000,000Pennsylvania State Third Reference, 5.375%, 7/1/17 11,072,600
1,030,000 Pennsylvania State Higher Educationucation Facilities Authority
Revenue,
          5.0%, 5/1/14                                        1,098,093
500,000   Philadelphia Pennsylvania Parking, 4.875%, 9/1/09     517,915
250,000   Sayre Health Care Facility Authority Revenue, 5.75%   267,015
                                                            $23,001,993
          Puerto Rico - 3.7 %
10,000,000Puerto Rico Convention Center Authority, 5.0%, 7/1$10,583,200
5,000,000 Puerto Rico Electric Power, 0.0%, 7/1/17*           3,130,750
3,305,000 Puerto Rico Electric Power, 0.0%, 7/1/17*           2,069,426
5,000,000 Puerto Rico Housing Finance Authority, 5.0%, 12/1/1 5,284,100
2,650,000 Puerto Rico Municipal Financial  Agency, 5.875%, 8/ 2,859,430
                                                            $23,926,906
          Rhode Island - 0.5 %
250,000   Rhode Island State Health & Education Facilities A$   285,818
415,000   Rhode Island State Health & Education Building Corp   472,312
65,000    Rhode Island State Health & Education Building Corp    71,231
2,100,000 Tobacco Settlement Financing Corp., NJ, 6.25%, 6/1/ 2,220,540
                                                            $ 3,049,901
          South Carolina - 2.5 %
4,000,000 Georgetown County South Carolina Pollution Control Facilities Revenue,
          5.125%, 2/1/12                                    $ 4,122,640
400,000   Greenville County South Carolina School District, 5   433,444
3,000,000 South Carolina Educationl Facilities Authority, 5.0 3,078,930
500,000   South Carolina Jobs Economic Development Authority,   551,885
3,560,000 South Carolina Jobs Economic, 6.875%, 8/1/27        4,194,784
440,000   South Carolina Jobs Economic, 6.875%, 8/1/27          506,106
185,000   South Carolina Housing Finance & Development Authority Mortgage
          Revenue, Series A-1, 6.2%, 7/1/09                     185,659
2,500,000 Tobacco Settlement Revenue Management, 6.375%, 5/15 2,782,900
                                                            $15,856,348
          South Dakota - 0.2 %
1,235,000 South Dakota Conservancy District Revenue, 5.625%,  1,254,970
                                                            $ 1,254,970
          Tennessee - 6.1 %
100,000   Chattanooga Tennessee General, 5.0%, 9/1/13       $   101,609
1,570,000 Clarksville Tennessee Water and Gas, 5.15%, 2/1/14  1,691,078
1,000,000 Dickson County Tennessee, 5.25%, 4/1/16             1,057,140
1,020,000 Franklin Tenn Special School District, 5.0%, 6/1/10 1,069,195
1,000,000 Hamilton County Tennessee, 5.0%, 11/1/11            1,038,810
1,000,000 Johnson City Tennessee General, 4.7%, 6/1/12        1,045,380
1,000,000 Johnson City Tennessee Health & Educationucation; 5 1,042,490
1,000,000 Knox County Health Facility, 6.375%, 4/15/22        1,061,140
1,500,000 Knox County Health Facility, 6.5%, 4/15/31          1,591,710
750,000   Knoxville County Tennessee Series A, 5.0%, 5/1/13     718,523
750,000   Knoxville County Tennessee Health Educationl & Hous   794,288
1,000,000 Knoxville Tennessee Water Systems, 5.0%, 3/1/13     1,041,190
1,000,000 Marion County Tennessee Rural Schools, 5.0%, 4/1/11 1,056,280
1,000,000 Memphis Tennessee General Improvement, 5.0%, 10/1/1 1,073,960
1,000,000 Memphis Tennessee General Obligation, 6.0%, 11/1/06 1,013,970
1,000,000 Metropolitain Government Nashville/Davidson County Tennessee,
          5.5%, 5/15/12                                       1,087,370
1,000,000 Metropolitain Government Nashville/Davidson County Tennessee,
          5.5%, 5/15/14                                       1,099,100
1,500,000 Metropolitain Government Nashville/Davidson County Tennessee,
          6.0%, 12/1/09                                       1,616,820
500,000   Metropolitain Government Nashville/Davidson County Tennessee,
          6.0%, 7/1/07                                          514,445
2,050,000 Metropolitain Government Nashville/Davidson County Tennessee,
          7.5%, 11/15/10                                      2,342,658
1,000,000 Metropolitain Government Nashville/Davidson County  1,195,530
           7.5%, 11/15/12
500,000   Metro Nashvilleville Tennessee Airport Series A, 6.   517,510
1,000,000 Oak Ridge Tennessee General, 5.0%, 4/1/13           1,047,590
1,000,000 Tennessee County Tennessee General, 5.5%, 4/1/19    1,066,360
1,000,000 Shelby County Tennessee General, 5.25%, 12/1/10     1,020,040
3,405,000 Shelby County Tenn Reference Series A, 4.75%, 4/1/1 3,531,223
2,500,000 Shelby County Tennessee Health Educationl Housing,  2,585,025
500,000   Sullivan County Tennessee Reference-County, 5.0%, 5   536,115
1,000,000 Tennessee Housing Development Agency, 4.9%, 7/1/16  1,038,040
500,000   Tennessee State General Obligation, 5.0%, 5/1/09      514,860
1,000,000 Tennessee State Reference Series A General 5.25%, 5 1,096,150
1,000,000 West Wilson Utilities District Tennessee Waterworks 1,056,390
1,000,000 Williamson County Tennessee General, 5.0%, 3/1/11   1,055,620
550,000   Williamson County Tennessee General, 5.1%, 3/1/14     577,819
500,000   Williamson County Tennessee General, 6.0%, 3/1/08     521,635
                                                            $39,417,063
          Texas - 8.4 %
2,000,000 Austin Texas Reference-Public Improvement, 5.0%, 9$ 2,125,100
7,000,000 Brazos River Authority Pollution Control Revenue, 7 8,213,170
750,000   Carroll Independent School District, 6.75%, 8/15/21   946,313
850,000   Carroll Independent School District, 6.75%, 8/15/22 1,080,146
3,000,000 Dallas County Tax General, 5.25%, 8/15/09           3,114,270
1,000,000 Georgetown Health Facilities Developement Corp., 6. 1,026,460
1,000,000 Harris County Health Facilties Development Authorit 1,124,280
1,000,000 Harris County Texas Housing, 7.0%, 3/1/07           1,029,320
3,600,000 Katy Independant Shcool Distirct, Texas, General Ob 3,605,580
1,000,000 Lubbock Texas Health Facilities Development, 6.75%, 1,125,910
3,350,000 Mesquite Texas Independent, 4.7%, 8/15/08           3,400,585
650,000   Mesquite Texas Independent, 4.7%, 8/15/08             659,159
5,000,000 Port Corpus Christi Industrial Development Corp., 5 5,209,600
1,000,000 Richardson Texas Independent School District, 4.75% 1,007,070
10,000    San Antonio Texas General, 4.75%, 2/1/19               10,289
1,580,000 San Antonio Texas General, 4.75%, 2/1/19            1,602,689
300,000   San Felipe Del Rio Texas Conservation, 5.0%, 08/15/   315,597
2,310,000 Texas Clear Creek Independent School District Gener 1,997,111
2,050,000 Texas Keller Independent School District General Ob 1,734,054
5,500,000 Texas Public Finance Authority Building Revenue, 0. 5,141,290
2,750,000 Texas Public Finance Authority Building Revenue, 0. 2,377,513
500,000   Tomball Texas Independent Schools, 5.0%, 2/15/11      526,730
3,500,000 Weslaco Health Facilities, 6.25%, 6/1/25            3,744,720
2,000,000 Weslaco Health Facilities, 6.25%, 6/1/32            2,122,380
1,000,000 Whitehouse Texas Independent School District, 4.8%, 1,016,290
                                                            $54,255,626
          Virginia - 0.2 %
1,500,000 Amherst Virginia Development, 4.75%, 9/1/30       $ 1,474,395
                                                            $ 1,474,395
          Washington - 5.2 %
1,150,000 Clark County Public Utility District Water Revenue$ 1,163,133
1,500,000 Clark County School District No. 037 Vancouver, 5.5 1,622,685
3,000,000 King & Snohomish Countys Washington, 5.0%, 6/1/16   3,176,670
165,000   King County General Obligation ,6.625%, 12/1/15       176,187
1,095,000 King County Washington Public Hospital District, 5. 1,145,600
300,000   King County Washington School District No. 415, 5.5   327,879
500,000   Renton Washington Water & Sewer, 4.4%, 12/1/15        506,695
500,000   Seattle Washington Library Facilities, 5.375%, 12/1   528,320
2,250,000 Snohmish County Public Utlility District Revenue, 5 2,463,930
2,500,000 Snohomish County Public Utility District Revenue, 6 3,030,375
1,225,000 Snohomish County Washington General, 3.125%, 12/1/1 1,166,482
2,465,000 Spokane Washington Public Facilities, 5.75%, 12/1/1 2,733,512
3,500,000 Tobacco Settlement Authority Washington, 6.625%, 6/ 3,849,790
6,500,000 Washington State General Obligation, 5.75%, 9/1/08  6,808,620
5,000,000 Washington State Variable Purpose General, 5.0%, 7/ 5,249,150
                                                            $33,949,028
          Wisconsin - 0.7 %
1,430,000 Adams-Friendship School District, 6.5%, 4/1/16    $ 1,689,893
2,420,000 Wisconsin State Health & Educationl Authority, 6.1% 2,592,909
                                                            $ 4,282,802
          TOTAL MUNICIPAL BONDS
          (Cost   $613,696,206)                              640,818,436

Shares
          TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.1%
618,461   Blackrock Provident Institutional Fund            $   618,461
          TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
          (cost $618,461)                                   $   618,461

          TOTAL INVESTMENT IN SECURITIES - 99.1%
          (cost $614,314,667)(a)                            $641,436,897

          OTHER ASSETS AND LIABILITIES - 0.9%               $ 5,706,171

          TOTAL NET ASSETS - 100.0%                         $647,143,068


(a) At March 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $614,314,667 was as follows:

          Aggregate gross unrealized gain for all investments in which there is an
          excess of value over tax cost                     $31,899,102

          Aggregate gross unrealized loss for all investments in which there is an
          excess of tax cost over value                      (4,776,872)

          Net unrealized gain                               $27,122,230




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 26, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 26, 2006

* Print the name and title of each signing officer under his or her signature.